February 28, 2020

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Vanguard Charlotte Fund (the "Trust")
File No. 333-177613

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Laura J. Merianos

Principal, Funds, Finance & Governance

The Vanguard Group, Inc.

cc:Lisa Larkin

U.S. Securities and Exchange Commission